CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (Dollar amounts in thousands) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash flow from operating activities:
Net earnings	$ 7,459	$ 6,109
Adjustments to reconcile net earnings to net cash provided by operating activities:
Net gain on sale of securities available-for-sale	(381)	(250)
Depreciation, amortization and accretion	2,872	2,553
Stock-based compensation expense	227	183
Earnings on bank owned life insurance	(300)	(261)
Increase in net deferred loan fees	254	51
Provision for loan losses	150	225
Increase in accrued interest receivable	(33)	(288)
Decrease in prepaid expense	327	1,976
Decrease in other assets	658	2,888
Increase (decrease) in accrued expenses and other liabilities	967	(5,027)
Net cash provided by operating activities	12,200	8,159
Cash flows from investing activities
Purchase of securities available-for-sale	(79,862)	(90,590)
Proceeds from matured/called/sold securities available-for-sale	53,606	40,514
Net (investment) in other equity securities	(458)	(300)
Acquisition, net of cash paid	0	(18,481)
Maturities of time deposits of other banks	1	9,374
Net investment in other real estate owned	(320)	(75)
Net increase in loans	(19,064)	(20,480)
Purchases of bank premises, equipment, leasehold improvements	(512)	(144)
Net cash used in investing activities	(46,609)	(80,182)
Cash flows from financing activities
Net increase in demand and savings deposits	29,202	109,085
Net decrease in time deposits	(8,934)	(2,040)
Increase (decrease) in FHLB advances	20,000	(9,000)
Principal repayment on note payable	(450)	(450)
Dividends paid on common stock	(1,414)	(1,146)
Exercise of stock options	1,033	878
Net cash provided by financing activities	39,437	97,327
NET INCREASE IN CASH AND CASH EQUIVALENTS	5,028	25,304
Cash and cash equivalents at beginning of period	12,314	14,978
Cash and cash equivalents at end of period	17,342	40,282
Additional cash flow information:
Interest paid	2,284	1,745
Income taxes paid	4,215	1,938
Tax benefit on exercise of stock options	0	154
Non-cash investing and financing activities:
Accrued dividends	738	646
Change in unrealized gain in available for-sale securities, net of tax	3,015	1,224
Acquisitions:
Fair value of assets acquired	0	115,127
Fair value of liabilities assumed	$ 0	$ 93,627